Investment Objectives and Goals	May 18, 2026
Defiance Daily Target 2X Long SIL ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG SIL ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of the Global X Silver Miners ETF (NYSE Arca: SIL). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.

Defiance Daily Target 2X Long SILJ ETF
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE DAILY TARGET 2X LONG SILJ ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks daily investment results, before fees and expenses, of two times (200%) the daily percentage change in the share price of the Amplify Junior Silver Miners ETF (NYSE Arca: SILJ). The Fund does not seek to achieve its stated investment objective for a period other than a single trading day.